UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022_

Date of Report (Date of earliest event reported) February 6, 2023

Commission File Number of securitizer: 025-02850

Central Index Key Number of securitizer: 0001678811(1)

Andrew Deringer (415) 559-4308
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

(1)
Marlette Funding Depositor Trust, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period: Marlette Funding Trust 2017-1, Marlette Funding Trust 2017-2, Marlette Funding Trust 2017-3, Marlette Funding Trust 2018-1, Marlette Funding Trust 2018-2, Marlette Funding Trust 2018-3, Marlette Funding Trust 2018-4, Marlette Funding Trust 2019-1, Marlette Funding Trust 2019-2, Marlette Funding Trust 2019-3, Marlette Funding Trust 2019-4, Marlette Funding Trust 2020-1, Marlette Funding Trust 2020-2, Marlette Funding Trust 2021-1, Marlette Funding Trust 2021-2, Marlette Funding Trust 2021-3, Marlette Funding Trust 2022-1, Marlette Funding Trust 2022-2 and Marlette Funding Trust 2022-3.

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:                                        _______________
Central Index Key Number of issuing entity (if applicable):          _______________
Central Index Key Number of underwriter (if applicable):             _______________

______________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MARLETTE FUNDING DEPOSITOR TRUST (Securitizer)

By:	Marlette Funding, LLC, as Administrator of Securitizer

By:	/s/ Andrew Deringer
Name: Paul Ricci
Title Chief Capital Officer

Date:  February 6, 2023